Discontinued Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Property
Arkansas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	3
Arkansas | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	3
Massachusetts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1
Massachusetts | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1